Net Change in Liabilities for Quality Assurances (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Product Liability Contingency [Line Items]
Liabilities for quality assurances at beginning of year	$ 8,183	¥ 680,408	¥ 568,834	¥ 499,987
Payments made during year	(5,734)	(476,771)	(425,976)	(407,675)
Provision for quality assurances	7,074	588,224	558,190	526,503
Changes relating to pre-existing quality assurances	(20)	(1,701)	(21,606)	(17,869)
Other	(310)	(25,791)	966	(32,112)
Liabilities for quality assurances at end of year	$ 9,193	¥ 764,369	¥ 680,408	¥ 568,834